Expense Example, No Redemption	Apr. 29, 2025 USD ($)
Invesco EQV European Small Company Fund | Invesco EQV European Small Company Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 692
Expense Example, No Redemption, 3 Years	992
Expense Example, No Redemption, 5 Years	1,314
Expense Example, No Redemption, 10 Years	2,221
Invesco EQV European Small Company Fund | Invesco EQV European Small Company Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	226
Expense Example, No Redemption, 3 Years	697
Expense Example, No Redemption, 5 Years	1,195
Expense Example, No Redemption, 10 Years	2,376
Invesco EQV European Small Company Fund | Invesco EQV European Small Company Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	676
Expense Example, No Redemption, 10 Years	1,489
Invesco EQV European Small Company Fund | Invesco EQV European Small Company Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	1,363
Invesco EQV International Small Company Fund | Invesco EQV International Small Company Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	699
Expense Example, No Redemption, 3 Years	1,038
Expense Example, No Redemption, 5 Years	1,401
Expense Example, No Redemption, 10 Years	2,417
Invesco EQV International Small Company Fund | Invesco EQV International Small Company Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	745
Expense Example, No Redemption, 5 Years	1,284
Expense Example, No Redemption, 10 Years	2,571
Invesco EQV International Small Company Fund | Invesco EQV International Small Company Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	769
Expense Example, No Redemption, 10 Years	1,702
Invesco EQV International Small Company Fund | Invesco EQV International Small Company Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	361
Expense Example, No Redemption, 5 Years	627
Expense Example, No Redemption, 10 Years	1,385
Invesco EQV International Small Company Fund | Invesco EQV International Small Company Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	339
Expense Example, No Redemption, 5 Years	589
Expense Example, No Redemption, 10 Years	1,305
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	672
Expense Example, No Redemption, 3 Years	931
Expense Example, No Redemption, 5 Years	1,209
Expense Example, No Redemption, 10 Years	2,000
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,155
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,813
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,248
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	670
Expense Example, No Redemption, 3 Years	925
Expense Example, No Redemption, 5 Years	1,199
Expense Example, No Redemption, 10 Years	1,978
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	627
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	2,134
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	474
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	1,791
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,225
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,084
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	$ 1,002